Long-Term Bank Loans - Schedule of Long-Term Bank Loans (Details) - Bank Loan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Secured bank loans	$ 2,124	$ 2,089
Less: Current portion	(571)	(57)
Long-term bank loans	$ 1,553	$ 2,032
Loan content
Maturity date	Due by June 2032	Due by June 2032
Minimum [Member]
Loan content
Annual interest rate	2.72%	2.72%
Maximum [Member]
Loan content
Annual interest rate	3.30%	3.38%